Summary of Significant Accounting Policies Allowance for Uncollectible Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable	$ 1.5	$ 1.5